UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class I : FSIDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.69%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$5,200,751,501
Number of Holdings	594
Portfolio Turnover	29%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.4
Financials	13.1
Industrials	8.9
Consumer Staples	7.6
Information Technology	6.7
Energy	5.8
Health Care	5.8
Utilities	5.2
Communication Services	3.3
Consumer Discretionary	2.9
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
Procter & Gamble Co/The	2.4
Prologis Inc	2.1
Coca-Cola Co/The	1.8
Eaton Corp PLC	1.7
Johnson & Johnson	1.6
Equinix Inc	1.5
McDonald's Corp	1.5
US Treasury Bonds	1.4
Cisco Systems Inc	1.4
18.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915914.100 1325-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class C : FCSDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.69%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$5,200,751,501
Number of Holdings	594
Portfolio Turnover	29%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.4
Financials	13.1
Industrials	8.9
Consumer Staples	7.6
Information Technology	6.7
Energy	5.8
Health Care	5.8
Utilities	5.2
Communication Services	3.3
Consumer Discretionary	2.9
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
Procter & Gamble Co/The	2.4
Prologis Inc	2.1
Coca-Cola Co/The	1.8
Eaton Corp PLC	1.7
Johnson & Johnson	1.6
Equinix Inc	1.5
McDonald's Corp	1.5
US Treasury Bonds	1.4
Cisco Systems Inc	1.4
18.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915912.100 1323-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class M : FTSDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	1.19%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$5,200,751,501
Number of Holdings	594
Portfolio Turnover	29%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.4
Financials	13.1
Industrials	8.9
Consumer Staples	7.6
Information Technology	6.7
Energy	5.8
Health Care	5.8
Utilities	5.2
Communication Services	3.3
Consumer Discretionary	2.9
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
Procter & Gamble Co/The	2.4
Prologis Inc	2.1
Coca-Cola Co/The	1.8
Eaton Corp PLC	1.7
Johnson & Johnson	1.6
Equinix Inc	1.5
McDonald's Corp	1.5
US Treasury Bonds	1.4
Cisco Systems Inc	1.4
18.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915913.100 1324-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class A : FASDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.94%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$5,200,751,501
Number of Holdings	594
Portfolio Turnover	29%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.4
Financials	13.1
Industrials	8.9
Consumer Staples	7.6
Information Technology	6.7
Energy	5.8
Health Care	5.8
Utilities	5.2
Communication Services	3.3
Consumer Discretionary	2.9
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
Procter & Gamble Co/The	2.4
Prologis Inc	2.1
Coca-Cola Co/The	1.8
Eaton Corp PLC	1.7
Johnson & Johnson	1.6
Equinix Inc	1.5
McDonald's Corp	1.5
US Treasury Bonds	1.4
Cisco Systems Inc	1.4
18.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915911.100 1321-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Strategic Dividend & Income® Fund Fidelity® Strategic Dividend & Income® Fund : FSDIX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 34	0.66%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$5,200,751,501
Number of Holdings	594
Portfolio Turnover	29%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.4
Financials	13.1
Industrials	8.9
Consumer Staples	7.6
Information Technology	6.7
Energy	5.8
Health Care	5.8
Utilities	5.2
Communication Services	3.3
Consumer Discretionary	2.9
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
Procter & Gamble Co/The	2.4
Prologis Inc	2.1
Coca-Cola Co/The	1.8
Eaton Corp PLC	1.7
Johnson & Johnson	1.6
Equinix Inc	1.5
McDonald's Corp	1.5
US Treasury Bonds	1.4
Cisco Systems Inc	1.4
18.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915915.100 1329-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class Z : FIQWX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.57%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$5,200,751,501
Number of Holdings	594
Portfolio Turnover	29%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Real Estate	16.4
Financials	13.1
Industrials	8.9
Consumer Staples	7.6
Information Technology	6.7
Energy	5.8
Health Care	5.8
Utilities	5.2
Communication Services	3.3
Consumer Discretionary	2.9
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
Procter & Gamble Co/The	2.4
Prologis Inc	2.1
Coca-Cola Co/The	1.8
Eaton Corp PLC	1.7
Johnson & Johnson	1.6
Equinix Inc	1.5
McDonald's Corp	1.5
US Treasury Bonds	1.4
Cisco Systems Inc	1.4
18.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915916.100 3281-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Dividend & Income® Fund

Semi-Annual Report
May 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Strategic Dividend & Income® Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 9.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 8.7%
COMMUNICATION SERVICES - 0.7%
Entertainment - 0.2%
Liberty Media Corp. 2.375% 9/30/53 (b)	2,269,000	2,424,427
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	2,467,000	2,663,222
Live Nation Entertainment, Inc. 3.125% 1/15/29	3,290,000	3,636,437
Sphere Entertainment Co. 3.5% 12/1/28 (b)	391,000	486,219
Zynga, Inc. 0% 12/15/26	1,969,000	1,724,349
		10,934,654
Interactive Media & Services - 0.2%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	859,000	795,692
Snap, Inc.:
0% 5/1/27	2,640,000	2,165,664
0.125% 3/1/28	4,236,000	3,314,082
0.25% 5/1/25	1,118,000	1,155,272
0.75% 8/1/26	1,190,000	1,228,237
TripAdvisor, Inc. 0.25% 4/1/26	1,081,000	979,927
		9,638,874
Media - 0.3%
Cardlytics, Inc. 4.25% 4/1/29 (b)	542,000	458,935
DISH Network Corp.:
0% 12/15/25	4,517,000	3,435,255
3.375% 8/15/26	8,477,000	5,424,640
Liberty Broadband Corp. 3.125% 3/31/53 (b)	2,830,000	2,672,086
Liberty Media Corp. 3.75% 3/15/28	1,850,000	1,927,700
Magnite, Inc. 0.25% 3/15/26	415,000	371,951
		14,290,567
TOTAL COMMUNICATION SERVICES		34,864,095

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
Ford Motor Co. 0% 3/15/26	4,719,000	4,697,765
Rivian Automotive, Inc.:
3.625% 10/15/30(b)	4,845,000	3,283,601
4.625% 3/15/29	3,345,000	2,597,393
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	1,232,000	1,210,440
		11,789,199
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 0.5% 6/1/31 (Reg. S) (b)	1,400,000	1,382,963
Etsy, Inc.:
0.125% 10/1/26	1,460,000	1,479,161
0.125% 9/1/27	1,299,000	1,066,250
0.25% 6/15/28	1,390,000	1,086,583
		5,014,957
Diversified Consumer Services - 0.0%
Stride, Inc. 1.125% 9/1/27	1,269,000	1,777,869

Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc. 0.75% 5/1/25	1,861,000	3,725,841
Carnival Corp.:
5.75% 10/1/24	972,000	1,479,518
5.75% 12/1/27	2,475,000	3,489,148
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	991,000	867,621
NCL Corp. Ltd. 5.375% 8/1/25	1,000,000	1,152,310
Penn Entertainment, Inc. 2.75% 5/15/26	2,550,000	2,692,878
Royal Caribbean Cruises Ltd. 6% 8/15/25	2,462,000	7,387,231
		20,794,547
Household Durables - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	2,647,000	2,706,558

Leisure Products - 0.1%
Peloton Interactive, Inc.:
0% 2/15/26	1,046,000	925,650
5.5% 12/1/29(b)	683,000	704,009
Topgolf Callaway Brands Corp. 2.75% 5/1/26	1,456,000	1,627,080
		3,256,739
Specialty Retail - 0.2%
The RealReal, Inc.:
1% 3/1/28	1,813,000	870,059
3% 6/15/25	420,000	380,100
Wayfair LLC 0.625% 10/1/25	7,702,000	7,220,625
		8,470,784
TOTAL CONSUMER DISCRETIONARY		53,810,653

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Freshpet, Inc. 3% 4/1/28	750,000	1,500,750
Post Holdings, Inc. 2.5% 8/15/27	1,250,000	1,396,875
		2,897,625
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Transocean, Inc.:
4% 12/15/25	683,000	962,006
4.625% 9/30/29	500,000	1,007,250
		1,969,256
Oil, Gas & Consumable Fuels - 0.3%
CNX Resources Corp. 2.25% 5/1/26	918,000	1,910,083
Northern Oil & Gas, Inc. 3.625% 4/15/29	2,146,000	2,593,441
Peabody Energy Corp. 3.25% 3/1/28	864,000	1,229,861
Permian Resources Operating LLC 3.25% 4/1/28	735,000	2,067,188
Pioneer Natural Resources Co. 0.25% 5/15/25	1,403,000	4,193,441
World Kinect Corp. 3.25% 7/1/28 (b)	1,110,000	1,203,240
		13,197,254
TOTAL ENERGY		15,166,510

FINANCIALS - 0.4%
Capital Markets - 0.1%
Coinbase Global, Inc.:
0.25% 4/1/30(b)	2,680,000	2,578,160
0.5% 6/1/26	2,785,000	2,862,980
		5,441,140
Consumer Finance - 0.1%
Bread Financial Holdings, Inc. 4.25% 6/15/28 (b)	935,000	1,182,775
LendingTree, Inc. 0.5% 7/15/25	3,833,000	3,545,525
SoFi Technologies, Inc.:
0% 10/15/26(b)	1,880,000	1,616,800
1.25% 3/15/29(b)	789,000	747,972
		7,093,072
Financial Services - 0.2%
Affirm Holdings, Inc. 0% 11/15/26	2,090,000	1,731,565
Block, Inc. 0.125% 3/1/25	2,044,000	1,958,561
Global Payments, Inc. 1.5% 3/1/31 (b)	4,517,000	4,145,189
Shift4 Payments, Inc.:
0% 12/15/25	1,117,000	1,222,780
0.5% 8/1/27	739,000	679,511
		9,737,606
TOTAL FINANCIALS		22,271,818

HEALTH CARE - 1.3%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	1,675,000	1,559,760
BridgeBio Pharma, Inc. 2.25% 2/1/29	4,190,000	3,343,620
Cytokinetics, Inc. 3.5% 7/1/27	1,503,000	1,839,672
Dynavax Technologies Corp. 2.5% 5/15/26	100,000	128,340
Exact Sciences Corp.:
0.375% 3/15/27	468,000	405,044
0.375% 3/1/28	486,000	399,096
1% 1/15/25	399,000	387,651
2% 3/1/30(b)	2,988,000	2,680,972
Immunocore Holdings PLC 2.5% 2/1/30 (b)	1,289,000	1,172,406
Insmed, Inc. 0.75% 6/1/28	1,200,000	2,135,400
Mirum Pharmaceuticals, Inc. 4% 5/1/29	960,000	1,058,832
Natera, Inc. 2.25% 5/1/27	578,000	1,626,612
Novavax, Inc. 5% 12/15/27	437,000	585,799
Sarepta Therapeutics, Inc.:
1.25% 9/15/27	2,387,000	2,751,495
1.5% 11/15/24	270,000	479,588
		20,554,287
Health Care Equipment & Supplies - 0.6%
CONMED Corp. 2.25% 6/15/27	1,080,000	971,028
DexCom, Inc.:
0.25% 11/15/25	1,976,000	2,012,556
0.375% 5/15/28	1,959,000	1,927,656
Enovis Corp. 3.875% 10/15/28 (b)	1,040,000	1,153,880
Envista Holdings Corp. 2.375% 6/1/25	1,399,000	1,527,568
Glaukos Corp. 2.75% 6/15/27	830,000	1,748,810
Haemonetics Corp. 2.5% 6/1/29 (b)	890,000	869,975
Insulet Corp. 0.375% 9/1/26	2,489,000	2,578,267
Integer Holdings Corp. 2.125% 2/15/28	1,862,000	2,762,277
iRhythm Technologies, Inc. 1.5% 9/1/29 (b)	1,050,000	951,626
Lantheus Holdings, Inc. 2.625% 12/15/27	1,200,000	1,512,000
LivaNova U.S.A., Inc.:
2.5% 3/15/29(b)	789,000	882,102
3% 12/15/25	1,360,000	1,597,592
Merit Medical Systems, Inc. 3% 2/1/29 (b)	1,749,000	1,975,496
NuVasive, Inc. 0.375% 3/15/25	1,750,000	1,666,875
Omnicell, Inc. 0.25% 9/15/25	959,000	902,663
Shockwave Medical, Inc. 1% 8/15/28 (b)	2,774,000	3,572,912
TransMedics Group, Inc. 1.5% 6/1/28	1,489,000	2,395,486
		31,008,769
Health Care Providers & Services - 0.1%
Accolade, Inc. 0.5% 4/1/26	2,029,000	1,768,882
Guardant Health, Inc. 0% 11/15/27	5,545,000	4,099,419
Opko Health, Inc. 3.75% 1/15/29 (b)	312,000	385,258
		6,253,559
Health Care Technology - 0.1%
Evolent Health, Inc. 3.5% 12/1/29 (b)	1,563,000	1,442,649
Health Catalyst, Inc. 2.5% 4/15/25	724,000	698,660
Teladoc Health, Inc. 1.25% 6/1/27	2,204,000	1,840,340
Veradigm, Inc. 0.875% 1/1/27	69,000	72,657
		4,054,306
Life Sciences Tools & Services - 0.0%
Repligen Corp. 1% 12/15/28 (b)	1,537,000	1,523,936

Pharmaceuticals - 0.1%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29 (b)	830,000	813,815
Jazz Investments I Ltd. 2% 6/15/26	1,726,000	1,646,604
Pacira Biosciences, Inc. 2.125% 5/15/29 (b)	664,000	677,612
		3,138,031
TOTAL HEALTH CARE		66,532,888

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. 0.5% 12/15/27	2,217,000	2,951,936
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	1,110,000	1,210,594
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	2,188,000	2,714,652
		6,877,182
Commercial Services & Supplies - 0.1%
GEO Corrections Holdings, Inc. 6.5% 2/23/26	857,000	1,498,036
Tetra Tech, Inc. 2.25% 8/15/28 (b)	1,590,000	1,882,878
		3,380,914
Construction & Engineering - 0.1%
Fluor Corp. 1.125% 8/15/29 (b)	1,616,000	1,830,928
Granite Construction, Inc. 3.75% 5/15/28	1,550,000	2,256,800
		4,087,728
Electrical Equipment - 0.1%
Array Technologies, Inc. 1% 12/1/28	1,292,000	1,191,224
Bloom Energy Corp.:
3% 6/1/28(b)	1,110,000	1,236,318
3% 6/1/29(b)	1,690,000	1,738,165
Stem, Inc. 4.25% 4/1/30 (b)	2,133,000	914,336
Sunrun, Inc. 4% 3/1/30 (b)	1,110,000	1,188,810
		6,268,853
Ground Transportation - 0.2%
Lyft, Inc. 1.5% 5/15/25	2,051,000	1,958,705
Uber Technologies, Inc.:
0% 12/15/25	1,824,000	1,865,396
0.875% 12/1/28(b)	5,102,000	5,621,672
		9,445,773
Machinery - 0.0%
John Bean Technologies Corp. 0.25% 5/15/26	1,444,000	1,318,228
Middleby Corp. 1% 9/1/25	1,400,000	1,537,900
		2,856,128
Passenger Airlines - 0.1%
American Airlines Group, Inc. 6.5% 7/1/25	2,342,000	2,420,116
JetBlue Airways Corp. 0.5% 4/1/26	2,740,000	2,402,067
Southwest Airlines Co. 1.25% 5/1/25	2,056,000	2,028,557
Spirit Airlines, Inc. 1% 5/15/26	770,000	390,005
		7,240,745
Professional Services - 0.1%
CSG Systems International, Inc. 3.875% 9/15/28 (b)	840,000	775,740
Parsons Corp. 2.625% 3/1/29 (b)	2,776,000	2,857,731
		3,633,471
TOTAL INDUSTRIALS		43,790,794

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.5% 12/15/26	2,633,000	2,307,825
0.5% 6/15/28	2,140,000	1,630,252
1.5% 12/15/29(b)	1,220,000	1,084,580
		5,022,657
Electronic Equipment, Instruments & Components - 0.1%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	675,000	693,495
Insight Enterprises, Inc. 0.75% 2/15/25	1,204,000	3,445,246
Par Technology Corp. 1.5% 10/15/27	98,000	89,665
Vishay Intertechnology, Inc. 2.25% 9/15/30 (b)	1,280,000	1,240,320
		5,468,726
IT Services - 0.5%
Akamai Technologies, Inc.:
0.125% 5/1/25	2,571,000	2,736,830
0.375% 9/1/27	2,716,000	2,648,100
1.125% 2/15/29(b)	2,800,000	2,650,200
BigCommerce Holdings, Inc. 0.25% 10/1/26	1,820,000	1,567,566
Cloudflare, Inc. 0% 8/15/26	2,792,000	2,486,276
Digitalocean Holdings, Inc. 0% 12/1/26	3,337,000	2,803,080
MongoDB, Inc. 0.25% 1/15/26	2,446,000	3,085,629
Okta, Inc.:
0.125% 9/1/25	1,386,000	1,301,454
0.375% 6/15/26	1,204,000	1,088,898
Perficient, Inc. 0.125% 11/15/26	1,910,000	1,832,645
Wix.com Ltd. 0% 8/15/25	2,407,000	2,228,882
		24,429,560
Semiconductors & Semiconductor Equipment - 0.5%
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	1,250,000	1,633,750
Microchip Technology, Inc.:
0.125% 11/15/24	1,927,000	2,122,591
0.75% 6/1/30(b)	4,490,000	4,581,568
MKS Instruments, Inc. 1.25% 6/1/30 (b)	3,321,000	3,400,704
ON Semiconductor Corp.:
0% 5/1/27	2,254,000	3,307,277
0.5% 3/1/29	3,943,000	3,878,828
Semtech Corp.:
1.625% 11/1/27	393,000	481,818
4% 11/1/28(b)	313,000	647,239
Veeco Instruments, Inc. 2.875% 6/1/29	370,000	572,390
Wolfspeed, Inc.:
0.25% 2/15/28	2,281,000	1,349,212
1.75% 5/1/26	639,000	583,727
1.875% 12/1/29	7,345,000	4,083,820
		26,642,924
Software - 1.2%
Altair Engineering, Inc. 1.75% 6/15/27	1,400,000	1,856,820
Bentley Systems, Inc.:
0.125% 1/15/26	1,522,000	1,498,409
0.375% 7/1/27	1,400,000	1,246,700
BlackLine, Inc. 1% 6/1/29 (b)	2,179,000	2,077,677
Box, Inc. 0% 1/15/26	907,000	1,064,148
Confluent, Inc. 0% 1/15/27	1,963,000	1,657,754
CyberArk Software Ltd. 0% 11/15/24	1,108,000	1,627,098
Datadog, Inc. 0.125% 6/15/25	1,480,000	1,899,580
Dropbox, Inc.:
0% 3/1/26	797,000	742,007
0% 3/1/28	811,000	734,969
Everbridge, Inc.:
0% 3/15/26	942,000	925,515
0.125% 12/15/24	1,506,000	1,479,645
Five9, Inc. 1% 3/15/29 (b)	1,996,000	1,796,346
Guidewire Software, Inc. 1.25% 3/15/25	1,087,000	1,203,309
HubSpot, Inc. 0.375% 6/1/25	1,108,000	2,397,158
InterDigital, Inc. 3.5% 6/1/27	1,150,000	1,748,690
LivePerson, Inc. 0% 12/15/26	1,121,000	470,820
MicroStrategy, Inc.:
0% 2/15/27	2,265,000	2,903,277
0.625% 3/15/30(b)	1,681,000	2,039,389
0.75% 12/15/25	1,147,000	4,405,627
0.875% 3/15/31(b)	1,278,000	1,184,067
Pagerduty, Inc.:
1.25% 7/1/25	645,000	599,592
1.5% 10/15/28(b)	1,220,000	1,184,864
Palo Alto Networks, Inc. 0.375% 6/1/25	2,371,000	7,025,273
Pegasystems, Inc. 0.75% 3/1/25	3,274,000	3,141,403
Progress Software Corp.:
1% 4/15/26	1,457,000	1,465,660
3.5% 3/1/30(b)	1,815,000	1,774,868
Q2 Holdings, Inc. 0.75% 6/1/26	1,070,000	1,063,045
Rapid7, Inc.:
0.25% 3/15/27	95,000	83,125
1.25% 3/15/29(b)	1,610,000	1,422,113
Tyler Technologies, Inc. 0.25% 3/15/26	2,670,000	2,827,530
Varonis Systems, Inc. 1.25% 8/15/25	911,000	1,343,270
Vertex, Inc. 0.75% 5/1/29 (b)	1,080,000	1,209,060
Workiva, Inc. 1.25% 8/15/28 (b)	1,812,000	1,611,774
Zscaler, Inc. 0.125% 7/1/25	2,474,000	3,054,153
		62,764,735
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 3.5% 6/1/28 (b)	3,390,000	4,269,705
Super Micro Computer, Inc. 0% 3/1/29 (b)	2,236,000	2,180,100
Western Digital Corp. 3% 11/15/28 (b)	3,770,000	5,964,140
		12,413,945
TOTAL INFORMATION TECHNOLOGY		136,742,547

MATERIALS - 0.1%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25	447,000	615,462

Metals & Mining - 0.1%
ATI, Inc. 3.5% 6/15/25	688,000	2,729,296
Equinox Gold Corp. 4.75% 10/15/28 (b)	700,000	822,133
MP Materials Corp.:
0.25% 4/1/26(b)	1,143,000	1,013,498
3% 3/1/30(b)	537,000	540,813
United States Steel Corp. 5% 11/1/26	528,000	1,520,640
		6,626,380
TOTAL MATERIALS		7,241,842

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Federal Realty OP LP 3.25% 1/15/29 (b)	585,000	558,413
Rexford Industrial Realty LP:
4.125% 3/15/29(b)	1,527,000	1,486,790
4.375% 3/15/27(b)	1,514,000	1,488,039
Ventas Realty LP 3.75% 6/1/26 (b)	3,419,000	3,550,632
Welltower OP LLC 2.75% 5/15/28 (b)	3,975,000	4,695,668
		11,779,542
Real Estate Management & Development - 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	2,142,000	1,776,618
Redfin Corp.:
0% 10/15/25	992,000	893,990
0.5% 4/1/27	5,056,000	2,780,800
Zillow Group, Inc.:
0.75% 9/1/24	1,321,000	1,357,988
1.375% 9/1/26	2,220,000	2,508,427
		9,317,823
TOTAL REAL ESTATE		21,097,365

UTILITIES - 1.0%
Electric Utilities - 0.7%
Alliant Energy Corp. 3.875% 3/15/26	1,160,000	1,142,020
Duke Energy Corp. 4.125% 4/15/26	3,940,000	3,959,700
Evergy, Inc. 4.5% 12/15/27 (b)	3,200,000	3,258,034
FirstEnergy Corp. 4% 5/1/26	4,865,000	4,860,135
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	1,766,000	2,173,178
NRG Energy, Inc. 2.75% 6/1/48	1,054,000	2,098,735
PG&E Corp. 4.25% 12/1/27 (b)	7,600,000	7,830,471
PPL Capital Funding, Inc. 2.875% 3/15/28	2,360,000	2,301,000
Southern Co.:
3.875% 12/15/25	3,839,000	3,959,929
4.5% 6/15/27(b)	3,321,000	3,382,439
		34,965,641
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 0% 11/15/25 (b)	4,537,000	4,076,495
Ormat Technologies, Inc. 2.5% 7/15/27	690,000	700,695
Sunnova Energy International, Inc.:
0.25% 12/1/26	1,109,000	483,524
2.625% 2/15/28	3,100,000	1,065,368
		6,326,082
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 4.25% 8/15/26 (b)	2,040,000	2,040,000
CMS Energy Corp. 3.375% 5/1/28 (b)	1,905,000	1,892,618
WEC Energy Group, Inc.:
4.375% 6/1/27(b)	1,399,000	1,398,408
4.375% 6/1/29(b)	1,399,000	1,392,213
		6,723,239
Water Utilities - 0.1%
American Water Capital Corp. 3.625% 6/15/26 (b)	2,639,000	2,594,137

TOTAL UTILITIES		50,609,099

TOTAL CONVERTIBLE BONDS		455,025,236
Nonconvertible Bonds - 1.0%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Gannett Holdings LLC 6% 11/1/26 (b)	3,180,000	3,001,083

CONSUMER DISCRETIONARY - 0.1%
Broadline Retail - 0.1%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	2,610,000	2,173,863

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 8% 5/15/54 (c)	1,045,000	1,087,887

FINANCIALS - 0.5%
Capital Markets - 0.0%
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	750,000	774,423

Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 Month Index + 1.810% 7.1446% 12/21/65 (b)(c)(d)	14,050,000	11,252,665

Insurance - 0.3%
MetLife, Inc. 6.4% 12/15/66 (c)	8,000,000	8,061,464
Prudential Financial, Inc.:
3.7% 10/1/50(c)	2,500,000	2,149,708
5.125% 3/1/52(c)	2,350,000	2,182,565
6.75% 3/1/53(c)	2,750,000	2,815,684
		15,209,421
TOTAL FINANCIALS		27,236,509

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	650,000	593,767

UTILITIES - 0.3%
Electric Utilities - 0.1%
Southern Co. 4% 1/15/51 (c)	5,900,000	5,689,436

Multi-Utilities - 0.2%
CMS Energy Corp.:
3.75% 12/1/50(c)	450,000	371,789
4.75% 6/1/50(c)	3,500,000	3,215,579
Sempra 4.125% 4/1/52 (c)	7,865,000	7,225,833
		10,813,201
TOTAL UTILITIES		16,502,637

TOTAL NONCONVERTIBLE BONDS		50,595,746
TOTAL CORPORATE BONDS (Cost $468,941,088)		505,620,982

U.S. Treasury Obligations - 1.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	66,000,000	58,997,813
3.875% 5/15/43	10,000,000	8,918,750
4.25% 2/15/54	5,950,000	5,580,914
4.5% 2/15/44	1,450,000	1,407,180
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,780,715)		74,904,657

Common Stocks - 54.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	166,600	3,035,452
Cellnex Telecom SA (b)	153,499	5,607,329
Helios Towers PLC (e)	2,591,490	4,194,358
Verizon Communications, Inc.	1,175,519	48,372,607
		61,209,746
Entertainment - 0.2%
The Walt Disney Co.	117,500	12,209,425
Interactive Media & Services - 0.1%
Alphabet, Inc. Class C	7,800	1,356,888
Meta Platforms, Inc. Class A	2,800	1,307,124
		2,664,012
Media - 1.2%
Comcast Corp. Class A	1,334,912	53,436,527
EchoStar Corp. Class A (e)	37,600	721,920
Interpublic Group of Companies, Inc.	340,700	10,687,759
		64,846,206
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	77,654	13,586,344
TOTAL COMMUNICATION SERVICES		154,515,733
CONSUMER DISCRETIONARY - 3.0%
Broadline Retail - 0.0%
Amazon.com, Inc. (e)	7,400	1,305,656
Diversified Consumer Services - 0.2%
H&R Block, Inc.	246,800	12,251,152
Hotels, Restaurants & Leisure - 1.4%
Churchill Downs, Inc.	7,000	906,500
Genius Sports Ltd. (e)	94,800	496,752
McDonald's Corp.	277,178	71,758,612
Norwegian Cruise Line Holdings Ltd. (e)	24,800	411,680
Super Group SGHC Ltd. (e)	316,995	1,150,692
		74,724,236
Specialty Retail - 1.2%
Burlington Stores, Inc. (e)	75,600	18,147,780
Dick's Sporting Goods, Inc.	1,500	341,460
Lowe's Companies, Inc.	45,000	9,958,050
TJX Companies, Inc.	299,100	30,837,210
		59,284,500
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (f)	50,300	4,306,686
Tapestry, Inc.	72,200	3,139,978
		7,446,664
TOTAL CONSUMER DISCRETIONARY		155,012,208
CONSUMER STAPLES - 7.6%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	636,652	21,805,331
The Coca-Cola Co.	1,480,847	93,189,702
		114,995,033
Consumer Staples Distribution & Retail - 2.0%
Albertsons Companies, Inc.	128,400	2,650,176
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	272,200	15,887,237
BJ's Wholesale Club Holdings, Inc. (e)	237,500	20,916,625
Costco Wholesale Corp.	8,800	7,127,032
Dollar Tree, Inc. (e)	197,000	23,236,150
Metro, Inc.	151,500	8,073,257
Target Corp.	75,000	11,712,000
Walmart, Inc.	235,800	15,506,208
		105,108,685
Food Products - 0.2%
Bunge Global SA	70,300	7,563,577
Lamb Weston Holdings, Inc.	6,900	609,201
		8,172,778
Household Products - 2.4%
Procter & Gamble Co.	768,060	126,376,592
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	44,700	5,514,192
Kenvue, Inc.	1,453,045	28,043,769
Unilever PLC	120,400	6,593,475
		40,151,436
TOTAL CONSUMER STAPLES		394,804,524
ENERGY - 5.8%
Energy Equipment & Services - 0.0%
Archrock, Inc.	38,750	784,300
Kodiak Gas Services, Inc.	31,860	877,743
U.S.A. Compression Partners LP	46,280	1,133,860
		2,795,903
Oil, Gas & Consumable Fuels - 5.8%
Canadian Natural Resources Ltd.	189,338	14,544,692
Canadian Natural Resources Ltd.	10,800	829,764
Cenovus Energy, Inc.	76,810	1,599,184
Cheniere Energy Partners LP	14,630	704,727
Cheniere Energy, Inc.	47,993	7,572,815
ConocoPhillips Co.	93,588	10,901,130
DHT Holdings, Inc.	736,346	8,909,787
Energy Transfer LP	385,094	6,034,423
EnLink Midstream LLC	79,190	1,004,921
Exxon Mobil Corp.	1,245,206	146,012,829
Frontline PLC (NY Shares)	72,300	2,047,536
Global Partners LP	12,450	601,709
Hess Corp.	46,800	7,211,880
Hess Midstream LP	30,170	1,048,408
Imperial Oil Ltd.	339,531	23,989,754
Keyera Corp.	11,760	311,397
Kinetik Holdings, Inc.	30,240	1,239,538
Mach Natural Resources LP	71,750	1,379,753
MEG Energy Corp. (e)	12,970	281,582
MPLX LP	12,066	490,845
Phillips 66 Co.	138,424	19,671,435
Plains All American Pipeline LP	289,178	4,918,918
Scorpio Tankers, Inc.	26,000	2,133,820
Sunoco Logistics Partners, LP	25,469	1,298,919
Targa Resources Corp.	73,575	8,698,772
The Williams Companies, Inc.	168,586	6,998,005
Valero Energy Corp.	109,038	17,134,231
Western Midstream Partners LP	81,489	3,041,169
		300,611,943
TOTAL ENERGY		303,407,846
FINANCIALS - 6.8%
Banks - 3.2%
Bank of America Corp.	849,345	33,965,307
JPMorgan Chase & Co.	132,200	26,787,686
M&T Bank Corp.	116,057	17,594,241
PNC Financial Services Group, Inc.	242,102	38,104,434
U.S. Bancorp	662,600	26,868,430
Wells Fargo & Co.	383,912	23,004,007
		166,324,105
Capital Markets - 0.7%
BlackRock, Inc. Class A	46,000	35,513,380
Consumer Finance - 0.4%
Capital One Financial Corp.	149,490	20,574,309
Financial Services - 0.2%
MasterCard, Inc. Class A	1,700	760,019
Toast, Inc. (e)	20,200	489,446
Visa, Inc. Class A	32,600	8,882,196
		10,131,661
Insurance - 2.3%
American Financial Group, Inc.	91,700	11,912,747
Chubb Ltd.	172,336	46,672,036
Hartford Financial Services Group, Inc.	201,736	20,869,589
Marsh & McLennan Companies, Inc.	46,500	9,652,470
The Travelers Companies, Inc.	157,292	33,927,884
		123,034,726
TOTAL FINANCIALS		355,578,181
HEALTH CARE - 5.8%
Biotechnology - 0.7%
AbbVie, Inc.	145,600	23,476,544
Gilead Sciences, Inc.	204,700	13,156,069
Moderna, Inc. (e)	10,000	1,425,500
		38,058,113
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	36,904	18,281,134
Life Sciences Tools & Services - 0.5%
Danaher Corp.	108,470	27,855,096
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	416,924	32,528,410
Eli Lilly & Co.	26,933	22,094,217
GSK PLC	306,200	6,870,521
Johnson & Johnson	548,962	80,516,257
Merck & Co., Inc.	221,581	27,817,279
Roche Holding AG (participation certificate)	69,433	17,727,419
Royalty Pharma PLC	293,300	8,039,353
Sanofi SA sponsored ADR	474,055	23,242,917
		218,836,373
TOTAL HEALTH CARE		303,030,716
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	80,400	24,101,508
General Electric Co.	152,475	25,179,722
Huntington Ingalls Industries, Inc.	71,094	17,993,891
Northrop Grumman Corp.	26,602	11,991,384
The Boeing Co. (e)	48,499	8,613,907
		87,880,412
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	265,029	36,820,479
Building Products - 0.4%
Johnson Controls International PLC	320,890	23,075,200
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	229,900	7,237,983
GFL Environmental, Inc.	176,031	5,539,696
Republic Services, Inc.	18,510	3,427,867
Veralto Corp.	38,190	3,764,770
Waste Connections, Inc. (United States)	26,697	4,386,851
Waste Management, Inc.	42,400	8,934,952
		33,292,119
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	3,500	1,145,690
EMCOR Group, Inc.	1,700	660,722
Ferrovial SE	80,025	3,162,647
Ferrovial SE rights (e)(f)(g)	80,025	26,336
MDU Resources Group, Inc.	168,700	4,257,988
		9,253,383
Electrical Equipment - 1.8%
AMETEK, Inc.	39,900	6,766,242
Eaton Corp. PLC	243,703	81,116,544
Fluence Energy, Inc. (e)(f)	33,052	830,597
GE Vernova LLC	38,118	6,704,956
		95,418,339
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	23,839	1,891,863
CSX Corp.	80,184	2,706,210
Norfolk Southern Corp.	79,375	17,843,500
Union Pacific Corp.	15,019	3,496,724
		25,938,297
Industrial Conglomerates - 0.5%
Hitachi Ltd.	132,100	13,604,674
Siemens AG	72,500	13,973,741
		27,578,415
Machinery - 1.0%
Chart Industries, Inc. (e)	25,100	3,941,453
Fortive Corp.	34,800	2,590,512
Hillenbrand, Inc.	117,800	5,476,522
ITT, Inc.	281,600	37,419,008
		49,427,495
Professional Services - 0.7%
Experian PLC	434,100	20,115,391
KBR, Inc.	187,900	12,337,514
Paychex, Inc.	39,800	4,782,368
		37,235,273
Trading Companies & Distributors - 0.3%
Watsco, Inc.	32,356	15,365,864
Transportation Infrastructure - 0.3%
Aena SME SA (b)	63,529	12,423,902
Athens International Airport SA	91,741	822,998
		13,246,900
TOTAL INDUSTRIALS		454,532,176
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,487,380	69,163,170
IT Services - 1.1%
Accenture PLC Class A	80,102	22,611,994
Amdocs Ltd.	274,039	21,649,081
Capgemini SA	66,400	13,452,780
		57,713,855
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	199,000	46,663,510
NVIDIA Corp.	1,700	1,863,761
NXP Semiconductors NV	132,000	35,917,200
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	298,107	45,026,081
		129,470,552
Software - 0.9%
Gen Digital, Inc.	286,100	7,103,863
Microsoft Corp.	74,567	30,954,999
MicroStrategy, Inc. Class A (e)	1,100	1,676,939
Roper Technologies, Inc.	13,500	7,192,260
Workiva, Inc. (e)	3,500	269,395
Zoom Video Communications, Inc. Class A (e)	21,900	1,343,346
		48,540,802
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	39,041	7,505,632
FUJIFILM Holdings Corp.	180,300	4,117,290
Samsung Electronics Co. Ltd.	517,883	27,474,130
		39,097,052
TOTAL INFORMATION TECHNOLOGY		343,985,431
MATERIALS - 1.7%
Chemicals - 0.6%
Linde PLC	74,318	32,366,975
Containers & Packaging - 0.5%
Ball Corp.	110,300	7,658,129
Crown Holdings, Inc.	193,332	16,276,621
		23,934,750
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd. (United States)	20,000	1,364,200
Freeport-McMoRan, Inc.	575,500	30,346,115
		31,710,315
TOTAL MATERIALS		88,012,040
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	67,925	13,295,640
Equinix, Inc.	4,558	3,477,663
Lamar Advertising Co. Class A	131,468	15,527,685
Prologis, Inc.	24,457	2,702,254
Segro PLC	367,155	4,311,619
		39,314,861
Real Estate Management & Development - 0.0%
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	19,621	683,596
TOTAL REAL ESTATE		39,998,457
UTILITIES - 4.2%
Electric Utilities - 2.8%
Constellation Energy Corp.	170,014	36,935,542
Exelon Corp.	153,900	5,778,945
Iberdrola SA	129,553	1,709,940
Kansai Electric Power Co., Inc.	164,986	2,985,787
NextEra Energy, Inc.	565,081	45,217,782
NRG Energy, Inc.	30,124	2,440,044
PG&E Corp.	285,600	5,295,024
Southern Co.	318,928	25,558,890
SSE PLC	175,711	3,952,823
Xcel Energy, Inc.	278,726	15,455,357
		145,330,134
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	95,100	7,378,809
Suburban Propane Partners LP	30,130	612,543
		7,991,352
Independent Power and Renewable Electricity Producers - 0.6%
RWE AG	83,951	3,190,491
The AES Corp.	94,357	2,037,168
Vistra Corp.	239,315	23,711,330
		28,938,989
Multi-Utilities - 0.7%
Ameren Corp.	143,305	10,514,288
National Grid PLC	443,795	5,028,194
National Grid PLC rights 6/10/24 (e)	159,565	400,613
Sempra	78,713	6,063,262
WEC Energy Group, Inc.	152,667	12,370,607
		34,376,964
TOTAL UTILITIES		216,637,439
TOTAL COMMON STOCKS (Cost $2,005,013,959)		2,809,514,751

Preferred Stocks - 8.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
FINANCIALS - 0.9%
Banks - 0.8%
Bank of America Corp. 7.25%	9,662	11,496,331
Wells Fargo & Co. 7.50%	24,485	28,564,009
		40,060,340
Financial Services - 0.1%
Apollo Global Management, Inc. Series A, 6.75%	88,100	5,723,857

TOTAL FINANCIALS		45,784,197

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
BrightSpring Health Services, Inc. 6.75%	19,900	897,092

INDUSTRIALS - 0.0%
Machinery - 0.0%
RBC Bearings, Inc.	6,000	792,855

MATERIALS - 0.1%
Chemicals - 0.1%
Albemarle Corp. 7.25%	103,300	5,662,906

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc. 6.296%	118,224	5,353,183

TOTAL CONVERTIBLE PREFERRED STOCKS		58,490,233
Nonconvertible Preferred Stocks - 7.3%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
4.75%	250,000	5,045,000
5.125%	85,000	1,802,000
5.35%	300,000	6,936,000
		13,783,000
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
Brunswick Corp. 6.375%	8,000	196,880

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959% (c)(d)	62,800	1,309,380

FINANCIALS - 5.3%
Banks - 3.6%
Bank of America Corp.:
4.25%	665,000	12,422,200
4.375%	681,200	13,188,032
4.75%	125,000	2,595,000
5.00%	500,000	10,895,000
Series HH, 5.875%	150,000	3,735,000
Series KK, 5.375%	455,400	10,478,754
Series PP, 4.125%	675,000	12,352,500
JPMorgan Chase & Co.:
4.55%	583,400	11,930,530
4.625%	650,000	13,429,000
4.75%	325,000	6,922,500
Series DD, 5.75%	384,100	9,529,521
Series EE, 6.00%	175,000	4,385,500
Series MM, 4.20%	716,400	13,654,584
Truist Financial Corp. 4.75%	250,000	5,105,000
U.S. Bancorp:
4.50%	150,000	2,977,500
Series K, 5.50%	100,000	2,394,000
Series L, 3.75%	150,000	2,475,000
Series M, 4.00%	240,500	4,211,155
Wells Fargo & Co.:
4.25%	515,000	9,615,050
4.70%	400,000	8,136,000
Series CC, 4.375%	350,000	6,730,500
Series Y, 5.625%	200,000	4,718,000
Series Z, 4.75%	638,900	13,046,338
		184,926,664
Capital Markets - 0.7%
Brookfield Oaktree Holdings Ll:
6.55%	140,300	2,963,136
Series A, 6.625%	105,197	2,261,736
Charles Schwab Corp. 4.45%	200,000	4,070,000
Morgan Stanley:
Series E, 3 month U.S. LIBOR + 0.000% 7.125%(c)(d)	25,000	634,000
Series I, 6.375%(c)	30,000	757,200
Series K, 5.85%(c)	429,000	10,506,210
Series L, 4.875%	175,000	3,890,250
Series O, 4.50%	483,000	9,177,000
Northern Trust Corp. Series E, 4.70%	90,000	1,912,500
State Street Corp. Series G, 5.35% (c)	20,000	491,000
Stifel Financial Corp. Series D, 4.50%	114,900	2,113,586
		38,776,618
Financial Services - 0.1%
Apollo Global Management, Inc. (c)	30,000	796,200
Carlyle Finance LLC 4.625%	165,000	2,991,450
Equitable Holdings, Inc.:
4.30%	76,000	1,420,440
Series A 5.25%	84,500	1,886,885
		7,094,975
Insurance - 0.9%
Allstate Corp.:
5.10%	491,000	10,856,010
Series I, 4.75%	125,000	2,598,750
Series J, 7.375%	35,000	954,100
American Financial Group, Inc. 4.50%	54,000	997,380
Athene Holding Ltd.:
Series A, 6.35%(c)	185,000	4,489,950
Series C, 6.375%(c)	199,500	4,985,505
Series D, 4.875%	340,000	6,528,000
MetLife, Inc. Series F 4.75%	150,000	3,057,000
Prudential Financial, Inc. 4.125%	100,000	1,904,000
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	696,000
W.R. Berkley Corp.:
4.125%	200,000	3,676,000
4.25%	152,000	2,846,960
5.10%	100,000	2,139,000
		45,728,655
TOTAL FINANCIALS		276,526,912

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Pebblebrook Hotel Trust 6.375%	54,000	1,091,070
Public Storage:
3.875%	100,000	1,750,000
3.95%	100,000	1,766,000
4.00%	224,000	4,036,480
4.00%	150,000	2,737,500
Series I, 4.875%	75,000	1,677,000
Series J, 4.70%	85,000	1,786,700
Series K, 4.75%	75,000	1,599,750
Series L, 4.625%	180,000	3,740,400
Series M, 4.125%	70,000	1,308,300
Series O, 3.90%	100,000	1,746,000
Series S, 4.10%	100,000	1,841,000
Summit Hotel Properties, Inc.:
Series E, 6.25%	21,400	454,964
Series F, 5.875%	69,598	1,363,077
Sunstone Hotel Investors, Inc. Series H, 6.125%	20,000	427,400
		27,325,641
UTILITIES - 1.1%
Electric Utilities - 0.7%
Brookfield Infrastructure Finance ULC 5.00%	40,000	697,200
Duke Energy Corp. 5.625%	50,000	1,231,500
Entergy Louisiana LLC 4.875%	30,500	652,395
Entergy New Orleans LLC 5.50%	23,717	538,850
Georgia Power Co. 5.00%	40,000	933,900
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,816,350
SCE Trust VII:
6.95%	600,000	15,120,000
7.75%	150,000	4,009,500
Southern Co.:
4.20%	221,000	4,395,690
5.25%	41,487	972,040
Series A, 4.95%	309,588	6,857,374
		38,224,799
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	125,000	2,300,000

Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%	53,000	968,310
Class A 5.00%	59,100	1,010,610
CMS Energy Corp.:
5.625%	43,258	1,035,164
5.875%	63,130	1,544,791
5.875%	157,943	3,821,431
DTE Energy Co.:
4.375%	100,000	1,976,000
4.375%	85,000	1,708,500
Series E, 5.25%	75,000	1,743,000
Sempra 5.75%	170,459	4,004,082
		17,811,888
TOTAL UTILITIES		58,336,687

TOTAL NONCONVERTIBLE PREFERRED STOCKS		377,478,500
TOTAL PREFERRED STOCKS (Cost $471,028,765)		435,968,733

Equity Funds - 15.2%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (h) (Cost $729,244,855)	6,351,725	791,170,920

Preferred Securities - 10.9%
	Principal Amount (a)	Value ($)
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC 6.45% (c)(i)	6,985,000	7,253,797
Energy Transfer LP:
CME Term SOFR 3 Month Index + 4.280% 9.612% (c)(d)(i)	15,960,000	15,958,283
6.75% (c)(i)	500,000	494,927
7.125% (c)(i)	6,625,000	6,504,358
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0209% (c)(d)(i)(j)	191,000	229,200
		30,440,565
FINANCIALS - 9.5%
Banks - 6.8%
Bank of America Corp.:
4.375% (c)(i)	32,000,000	30,049,918
5.875% (c)(i)	33,400,000	33,207,332
6.1% (c)(i)	13,710,000	13,895,778
6.125% (c)(i)	16,000,000	16,048,753
6.3% (c)(i)	8,000,000	8,148,658
Citigroup, Inc. 3.875% (c)(i)	7,000,000	6,594,427
JPMorgan Chase & Co.:
3.65% (c)(i)	28,500,000	27,010,833
4.6% (c)(i)	35,390,000	35,274,767
5% (c)(i)	21,468,000	21,764,119
6.1% (c)(i)	21,000,000	21,286,958
6.875% (c)(i)	19,000,000	19,893,756
PNC Financial Services Group, Inc.:
3.4% (c)(i)	10,000,000	8,960,657
5% (c)(i)	10,580,000	10,246,670
6% (c)(i)	6,100,000	5,953,181
6.2% (c)(i)	2,600,000	2,588,773
6.25% (c)(i)	7,135,000	6,903,673
Truist Financial Corp.:
4.8% (c)(i)	12,000,000	11,867,828
4.95% (c)(i)	6,250,000	6,270,560
5.1% (c)(i)	6,850,000	6,436,261
U.S. Bancorp:
3.7% (c)(i)	7,000,000	6,263,610
5.3% (c)(i)	1,500,000	1,444,467
Wells Fargo & Co.:
3.9% (c)(i)	29,400,000	28,029,175
5.9% (c)(i)	20,700,000	21,224,320
7.625% (c)(i)	3,125,000	3,341,177
		352,705,651
Capital Markets - 2.1%
Bank of New York Mellon Corp.:
3.7% (c)(i)	6,725,000	6,439,585
3.75% (c)(i)	8,500,000	7,865,661
4.625% (c)(i)	8,100,000	7,730,440
4.7% (c)(i)	4,925,000	4,873,934
Charles Schwab Corp.:
4% (c)(i)	20,515,000	17,291,327
4% (c)(i)	16,800,000	15,795,229
5% (c)(i)	6,670,000	6,435,796
5.375% (c)(i)	14,875,000	14,839,774
Goldman Sachs Group, Inc.:
3.65% (c)(i)	2,250,000	2,089,998
4.125% (c)(i)	5,400,000	5,017,921
Morgan Stanley 5.875% (c)(i)	6,770,000	6,667,563
Northern Trust Corp. 4.6% (c)(i)	4,100,000	3,971,991
State Street Corp. CME Term SOFR 3 Month Index + 2.800% 8.1299% (c)(d)(i)	6,915,000	7,078,068
		106,097,287
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(i)	7,885,000	6,958,725
4.7% (c)(i)	4,915,000	3,941,278
American Express Co. 3.55% (c)(i)	12,250,000	11,260,672
		22,160,675
Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(i)	1,250,000	1,255,449
Insurance - 0.2%
Allianz SE 3.2% (b)(c)(i)	3,000,000	2,479,595
MetLife, Inc. 3.85% (c)(i)	9,500,000	9,211,813
		11,691,408
TOTAL FINANCIALS		493,910,470
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 5.25% (b)(c)(i)	5,870,000	5,641,895
UTILITIES - 0.7%
Electric Utilities - 0.4%
Duke Energy Corp. 4.875% (c)(i)	8,058,000	8,023,825
Edison International:
5% (c)(i)	5,470,000	5,265,703
5.375% (c)(i)	4,500,000	4,437,429
		17,726,957
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.:
7% (b)(c)(i)	3,495,000	3,582,004
8% (b)(c)(i)	3,000,000	3,080,332
		6,662,336
Multi-Utilities - 0.2%
Dominion Energy, Inc.:
4.35% (c)(i)	1,935,000	1,839,312
4.65% (c)(i)	4,111,000	4,180,991
Sempra 4.875% (c)(i)	4,000,000	3,928,205
		9,948,508
TOTAL UTILITIES		34,337,801
TOTAL PREFERRED SECURITIES (Cost $569,303,322)		564,330,731

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	9,901,778	9,903,759
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	3,868,539	3,868,926
TOTAL MONEY MARKET FUNDS (Cost $13,772,102)		13,772,685

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,331,084,806)	5,195,283,459
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,468,042
NET ASSETS - 100.0%	5,200,751,501

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $202,716,152 or 3.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	206,297,684	648,680,417	845,074,404	2,332,460	62	-	9,903,759	0.0%
Fidelity Real Estate Equity Central Fund	756,216,801	75,491,420	73,447,825	11,740,282	1,114,728	31,795,796	791,170,920	80.6%
Fidelity Securities Lending Cash Central Fund 5.39%	2,596,800	63,997,900	62,725,774	7,746	-	-	3,868,926	0.0%
Total	965,111,285	788,169,737	981,248,003	14,080,488	1,114,790	31,795,796	804,943,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	168,298,733	158,497,046	9,801,687	-
Consumer Discretionary	155,209,088	155,209,088	-	-
Consumer Staples	394,804,524	388,211,049	6,593,475	-
Energy	304,717,226	304,717,226	-	-
Financials	677,889,290	632,105,093	45,784,197	-
Health Care	303,927,808	278,432,776	25,495,032	-
Industrials	455,325,031	390,428,823	64,896,208	-
Information Technology	343,985,431	298,941,231	45,044,200	-
Materials	93,674,946	88,012,040	5,662,906	-
Real Estate	67,324,098	63,012,479	4,311,619	-
Utilities	280,327,309	257,706,278	22,621,031	-

Corporate Bonds	505,620,982	-	505,620,982	-

U.S. Government and Government Agency Obligations	74,904,657	-	74,904,657	-

Equity Funds	791,170,920	791,170,920	-	-

Preferred Securities	564,330,731	-	564,330,731	-

Money Market Funds	13,772,685	13,772,685	-	-
Total Investments in Securities:	5,195,283,459	3,820,216,734	1,375,066,725	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,854,145) - See accompanying schedule:
Unaffiliated issuers (cost $3,588,067,849)	$4,390,339,854
Fidelity Central Funds (cost $743,016,957)	804,943,605

Total Investment in Securities (cost $4,331,084,806)		$5,195,283,459
Foreign currency held at value (cost $214,178)		214,182
Receivable for investments sold		534,580
Receivable for fund shares sold		2,268,544
Dividends receivable		8,930,557
Interest receivable		3,767,636
Distributions receivable from Fidelity Central Funds		167,313
Prepaid expenses		782
Total assets		5,211,167,053
Liabilities
Payable to custodian bank	$524,141
Payable for investments purchased
Regular delivery	144,155
Delayed delivery	26,336
Payable for fund shares redeemed	2,573,223
Accrued management fee	2,786,755
Distribution and service plan fees payable	429,378
Other payables and accrued expenses	62,638
Collateral on securities loaned	3,868,926
Total liabilities		10,415,552
Net Assets		$5,200,751,501
Net Assets consist of:
Paid in capital		$4,245,627,775
Total accumulated earnings (loss)		955,123,726
Net Assets		$5,200,751,501

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($905,102,885 ÷ 54,939,225 shares)(a)		$16.47
Maximum offering price per share (100/94.25 of $16.47)		$17.47
Class M :
Net Asset Value and redemption price per share ($297,800,676 ÷ 18,086,731 shares)(a)		$16.47
Maximum offering price per share (100/96.50 of $16.47)		$17.07
Class C :
Net Asset Value and offering price per share ($140,269,972 ÷ 8,547,521 shares)(a)		$16.41
Strategic Dividend and Income :
Net Asset Value, offering price and redemption price per share ($2,995,032,448 ÷ 180,086,435 shares)		$16.63
Class I :
Net Asset Value, offering price and redemption price per share ($616,718,104 ÷ 37,226,235 shares)		$16.57
Class Z :
Net Asset Value, offering price and redemption price per share ($245,827,416 ÷ 14,838,543 shares)		$16.57
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$60,353,886
Interest		12,134,567
Income from Fidelity Central Funds (including $7,746 from security lending)		14,080,488
Total income		86,568,941
Expenses
Management fee	$15,020,735
Transfer agent fees	1,860,199
Distribution and service plan fees	2,591,970
Accounting fees	318,159
Custodian fees and expenses	29,182
Independent trustees' fees and expenses	7,276
Registration fees	65,586
Audit	39,544
Legal	3,099
Miscellaneous	13,950
Total expenses before reductions	19,949,700
Expense reductions	(260,520)
Total expenses after reductions		19,689,180
Net Investment income (loss)		66,879,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	86,716,093
Fidelity Central Funds	1,114,790
Foreign currency transactions	(101,220)
Total net realized gain (loss)		87,729,663
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	290,734,973
Fidelity Central Funds	31,795,796
Assets and liabilities in foreign currencies	(26,970)
Total change in net unrealized appreciation (depreciation)		322,503,799
Net gain (loss)		410,233,462
Net increase (decrease) in net assets resulting from operations		$477,113,223
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,879,761	$142,820,487
Net realized gain (loss)	87,729,663	155,396,854
Change in net unrealized appreciation (depreciation)	322,503,799	(232,267,813)
Net increase (decrease) in net assets resulting from operations	477,113,223	65,949,528
Distributions to shareholders	(216,879,187)	(215,699,144)

Share transactions - net increase (decrease)	(52,147,442)	(192,298,975)
Total increase (decrease) in net assets	208,086,594	(342,048,591)

Net Assets
Beginning of period	4,992,664,907	5,334,713,498
End of period	$5,200,751,501	$4,992,664,907

Financial Highlights
Fidelity Advisor® Strategic Dividend & Income® Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.67	$16.12	$17.88	$16.11	$15.77	$15.18
Income from Investment Operations
Net investment income (loss) A,B	.19	.41	.34	.25	.33	.34
Net realized and unrealized gain (loss)	1.29	(.23)	(.64)	2.39	1.01	1.23
Total from investment operations	1.48	.18	(.30)	2.64	1.34	1.57
Distributions from net investment income	(.22)	(.39)	(.36)	(.38)	(.30)	(.33)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)	(.65)
Total distributions	(.68)	(.63)	(1.46)	(.87)	(1.00)	(.98)
Net asset value, end of period	$16.47	$15.67	$16.12	$17.88	$16.11	$15.77
Total Return C,D,E	9.62%	1.28%	(2.09)%	16.99%	9.04%	11.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.98%	.97%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	.94 % H	.97%	.97%	.97%	.99%	1.00%
Expenses net of all reductions	.94% H	.97%	.97%	.97%	.99%	1.00%
Net investment income (loss)	2.42% H	2.61%	2.07%	1.45%	2.20%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$905,103	$856,477	$880,711	$867,690	$666,152	$661,327
Portfolio turnover rate I	29 % H	34%	29%	37%	55%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Dividend & Income® Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.66	$16.11	$17.86	$16.10	$15.76	$15.17
Income from Investment Operations
Net investment income (loss) A,B	.17	.37	.30	.21	.29	.30
Net realized and unrealized gain (loss)	1.30	(.23)	(.63)	2.38	1.01	1.23
Total from investment operations	1.47	.14	(.33)	2.59	1.30	1.53
Distributions from net investment income	(.20)	(.35)	(.32)	(.34)	(.26)	(.29)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)	(.65)
Total distributions	(.66)	(.59)	(1.42)	(.83)	(.96)	(.94)
Net asset value, end of period	$16.47	$15.66	$16.11	$17.86	$16.10	$15.76
Total Return C,D,E	9.55%	1.03%	(2.29)%	16.65%	8.77%	11.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.20% H	1.22%	1.22%	1.22%	1.24%	1.25%
Expenses net of fee waivers, if any	1.19 % H	1.22%	1.21%	1.22%	1.24%	1.25%
Expenses net of all reductions	1.19% H	1.22%	1.21%	1.22%	1.23%	1.25%
Net investment income (loss)	2.17% H	2.37%	1.82%	1.21%	1.96%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$297,801	$287,670	$307,028	$316,442	$275,209	$275,564
Portfolio turnover rate I	29 % H	34%	29%	37%	55%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Dividend & Income® Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.61	$16.05	$17.80	$16.03	$15.69	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.13	.29	.21	.12	.21	.23
Net realized and unrealized gain (loss)	1.28	(.22)	(.63)	2.38	1.01	1.22
Total from investment operations	1.41	.07	(.42)	2.50	1.22	1.45
Distributions from net investment income	(.15)	(.27)	(.23)	(.24)	(.19)	(.21)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)	(.65)
Total distributions	(.61)	(.51)	(1.33)	(.73)	(.88) C	(.86)
Net asset value, end of period	$16.41	$15.61	$16.05	$17.80	$16.03	$15.69
Total Return D,E,F	9.23%	.55%	(2.85)%	16.12%	8.22%	10.61%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70% I	1.74%	1.73%	1.73%	1.75%	1.75%
Expenses net of fee waivers, if any	1.69 % I	1.73%	1.72%	1.73%	1.74%	1.75%
Expenses net of all reductions	1.69% I	1.73%	1.72%	1.73%	1.74%	1.75%
Net investment income (loss)	1.67% I	1.85%	1.31%	.70%	1.45%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$140,270	$150,576	$192,698	$233,431	$278,672	$316,896
Portfolio turnover rate J	29 % I	34%	29%	37%	55%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Strategic Dividend & Income® Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.81	$16.26	$18.02	$16.23	$15.88	$15.27
Income from Investment Operations
Net investment income (loss) A,B	.22	.45	.39	.31	.37	.39
Net realized and unrealized gain (loss)	1.30	(.22)	(.64)	2.40	1.02	1.24
Total from investment operations	1.52	.23	(.25)	2.71	1.39	1.63
Distributions from net investment income	(.24)	(.43)	(.41)	(.43)	(.34)	(.37)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)	(.65)
Total distributions	(.70)	(.68) C	(1.51)	(.92)	(1.04)	(1.02)
Net asset value, end of period	$16.63	$15.81	$16.26	$18.02	$16.23	$15.88
Total Return D,E	9.81%	1.55%	(1.79)%	17.30%	9.35%	11.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.70%	.68%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.66 % H	.69%	.68%	.68%	.70%	.71%
Expenses net of all reductions	.65% H	.69%	.68%	.68%	.70%	.71%
Net investment income (loss)	2.71% H	2.89%	2.35%	1.74%	2.49%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,995,032	$2,863,292	$3,093,655	$3,514,906	$2,751,272	$3,142,639
Portfolio turnover rate I	29 % H	34%	29%	37%	55%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Dividend & Income® Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.75	$16.20	$17.96	$16.18	$15.84	$15.23
Income from Investment Operations
Net investment income (loss) A,B	.22	.45	.38	.30	.36	.38
Net realized and unrealized gain (loss)	1.30	(.23)	(.64)	2.39	1.02	1.24
Total from investment operations	1.52	.22	(.26)	2.69	1.38	1.62
Distributions from net investment income	(.24)	(.43)	(.40)	(.42)	(.34)	(.36)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)	(.65)
Total distributions	(.70)	(.67)	(1.50)	(.91)	(1.04)	(1.01)
Net asset value, end of period	$16.57	$15.75	$16.20	$17.96	$16.18	$15.84
Total Return C,D	9.83%	1.53%	(1.83)%	17.25%	9.28%	11.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.73%	.72%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.69 % G	.72%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.69% G	.72%	.71%	.72%	.73%	.74%
Net investment income (loss)	2.67% G	2.87%	2.32%	1.71%	2.46%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$616,718	$603,173	$658,828	$647,384	$537,336	$545,366
Portfolio turnover rate H	29 % G	34%	29%	37%	55%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Strategic Dividend & Income® Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.75	$16.20	$17.96	$16.18	$15.84	$15.24
Income from Investment Operations
Net investment income (loss) A,B	.23	.47	.40	.32	.38	.40
Net realized and unrealized gain (loss)	1.30	(.23)	(.63)	2.39	1.01	1.23
Total from investment operations	1.53	.24	(.23)	2.71	1.39	1.63
Distributions from net investment income	(.25)	(.45)	(.43)	(.45)	(.36)	(.38)
Distributions from net realized gain	(.46)	(.24)	(1.10)	(.49)	(.70)	(.65)
Total distributions	(.71)	(.69)	(1.53)	(.93) C	(1.05) C	(1.03)
Net asset value, end of period	$16.57	$15.75	$16.20	$17.96	$16.18	$15.84
Total Return D,E	9.90%	1.66%	(1.70)%	17.40%	9.43%	11.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.60%	.59%	.59%	.61%	.61%
Expenses net of fee waivers, if any	.57 % H	.59%	.59%	.59%	.61%	.61%
Expenses net of all reductions	.57% H	.59%	.59%	.59%	.60%	.61%
Net investment income (loss)	2.79% H	2.99%	2.44%	1.83%	2.59%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$245,827	$231,477	$201,793	$179,880	$140,035	$127,236
Portfolio turnover rate I	29 % H	34%	29%	37%	55%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts ae known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt reclassifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,047,056,847
Gross unrealized depreciation	(176,531,118)
Net unrealized appreciation (depreciation)	$870,525,729
Tax cost	$4,324,757,730

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. Government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	711,393,277	755,677,575
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Strategic Dividend and Income	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Strategic Dividend and Income	.63
Class I	.67
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,113,751	20,231
Class M	.25%	.25%	742,970	-
Class C	.75%	.25%	735,249	52,895
			2,591,970	73,126

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	115,265
Class M	8,095
Class CA	856
124,216

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1698
Class M	.1647
Class C	.1754
Strategic Dividend and Income	.1376
Class I	.1671

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	376,568.17
Class M	122,657.17
Class C	65,851.18
Strategic Dividend and Income	1,012,849.14
Class I	257,351.17
Class Z	24,923.04
	1,860,199
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.0249

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Dividend & Income Fund	6,560

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Strategic Dividend & Income Fund	12,372,834	26,924,647	8,259,710
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Strategic Dividend & Income Fund	4,765
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Dividend & Income Fund	815	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $31,947.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $228,573.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$36,811,299	$34,896,865
Class M	11,958,072	11,232,837
Class C	5,749,140	5,885,537
Strategic Dividend and Income	126,060,593	127,313,172
Class I	26,133,775	27,077,704
Class Z	10,166,308	9,293,029
Total	$216,879,187	$215,699,144
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	3,360,698	7,561,678	$54,022,885	$117,453,014
Reinvestment of distributions	2,261,288	2,211,255	35,679,528	33,782,563
Shares redeemed	(5,344,347)	(9,745,137)	(85,711,575)	(150,986,608)
Net increase (decrease)	277,639	27,796	$3,990,838	$248,969
Class M
Shares sold	1,067,122	1,968,340	$17,104,444	$30,561,012
Reinvestment of distributions	751,679	729,348	11,854,164	11,141,435
Shares redeemed	(2,102,604)	(3,385,051)	(33,770,191)	(52,479,665)
Net increase (decrease)	(283,803)	(687,363)	$(4,811,583)	$(10,777,218)
Class C
Shares sold	400,627	1,285,125	$6,410,988	$19,977,665
Reinvestment of distributions	361,557	381,448	5,680,622	5,807,925
Shares redeemed	(1,861,516)	(4,023,040)	(29,798,180)	(62,146,234)
Net increase (decrease)	(1,099,332)	(2,356,467)	$(17,706,570)	$(36,360,644)
Strategic Dividend and Income
Shares sold	9,683,433	15,206,763	$157,022,694	$238,823,522
Reinvestment of distributions	6,864,769	7,211,435	109,334,885	111,124,928
Shares redeemed	(17,567,510)	(31,571,198)	(284,345,552)	(493,891,504)
Net increase (decrease)	(1,019,308)	(9,153,000)	$(17,987,973)	$(143,943,054)
Class I
Shares sold	2,951,181	6,813,633	$47,658,538	$106,609,218
Reinvestment of distributions	1,560,550	1,658,668	24,758,082	25,466,578
Shares redeemed	(5,580,982)	(10,837,665)	(90,089,599)	(168,888,581)
Net increase (decrease)	(1,069,251)	(2,365,364)	$(17,672,979)	$(36,812,785)
Class Z
Shares sold	1,824,806	4,712,904	$29,345,504	$73,832,941
Reinvestment of distributions	550,144	522,283	8,729,786	8,014,190
Shares redeemed	(2,232,245)	(2,992,888)	(36,034,465)	(46,501,374)
Net increase (decrease)	142,705	2,242,299	$2,040,825	$35,345,757
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Strategic Dividend & Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.802376.120
SDI-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024